Segment information (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of operating segments [abstract]
Schedule of Operating Segments
Segment reconciliation for the nine-month period ended

September 30, 2025 (unaudited)	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	180,839	(9,273)	171,566	174,654	(4,060)	170,594	223,594	(13,848)	209,746
Cost of revenue	(175,834)	9,323	(166,511)	(149,854)	3,401	(146,453)	(194,199)	12,122	(182,077)
Initial recognition and changes in fair value of biological assets and agricultural produce	(6,561)	284	(6,277)	15,602	(1,025)	14,577	21,400	(1,837)	19,563
Changes in net realizable value of agricultural produce after harvest	8,726	(523)	8,203	(16)	16	—	(2)	2	—
Margin on manufacturing and agricultural activities before operating expenses	7,170	(189)	6,981	40,386	(1,668)	38,718	50,793	(3,561)	47,232
General and administrative expenses	(16,257)	1,364	(14,893)	(14,544)	1,162	(13,382)	(11,314)	798	(10,516)
Selling expenses	(14,447)	968	(13,479)	(25,703)	1,529	(24,174)	(26,032)	1,691	(24,341)
Other operating (expense) / income, net	1,143	(73)	1,070	4,673	376	5,049	(49)	(4)	(53)
Profit / (loss) from operations	(22,391)	2,070	(20,321)	4,812	1,399	6,211	13,398	(1,076)	12,322

Depreciation of Property, plant and equipment and amortization of Intangible assets	(4,252)	315	(3,937)	(12,058)	835	(11,223)	(10,185)	798	(9,387)
Net gain from Fair value adjustment of Investment property	—	—	—	3,122	492	3,614	—	—	—

September 30, 2025 (unaudited)	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,038,979	(27,181)	1,011,798
Cost of revenue	—	—	—	(866,264)	24,846	(841,418)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	80,057	(2,578)	77,479
Changes in net realizable value of agricultural produce after harvest	—	—	—	8,099	(505)	7,594
Margin on manufacturing and agricultural activities before operating expenses	—	—	—	260,871	(5,418)	255,453
General and administrative expenses	(31,901)	2,033	(29,868)	(95,371)	5,357	(90,014)
Selling expenses	(362)	18	(344)	(115,522)	4,206	(111,316)
Other operating (expense) / income, net	(238)	7	(231)	11,757	306	12,063
Profit / (loss) from operations	(32,501)	2,058	(30,443)	61,735	4,451	66,186

Depreciation of Property, plant and equipment and amortization of Intangible assets	(1,262)	98	(1,164)	(147,758)	2,046	(145,712)
Net gain from Fair value adjustment of Investment property	—	—	—	3,122	492	3,614
Segment reconciliation for the nine-month period ended

September 30,2024 (unaudited)	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	175,065	11,050	186,115	199,035	10,904	209,939	209,248	14,734	223,982
Cost of revenue	(159,224)	(10,566)	(169,790)	(157,478)	(9,038)	(166,516)	(174,854)	(11,506)	(186,360)
Initial recognition and changes in fair value of biological assets and agricultural produce	28,954	4,230	33,184	31,927	7,187	39,114	6,661	812	7,473
Changes in net realizable value of agricultural produce after harvest	(17,583)	(2,410)	(19,993)	—	—	—	—	—	—
Margin on manufacturing and agricultural activities before operating expenses	27,212	2,304	29,516	73,484	9,053	82,537	41,055	4,040	45,095
General and administrative expenses	(16,195)	(1,185)	(17,380)	(11,391)	(1,183)	(12,574)	(8,271)	(784)	(9,055)
Selling expenses	(13,206)	(871)	(14,077)	(24,506)	(1,493)	(25,999)	(19,188)	(1,646)	(20,834)
Other operating (expense) / income, net	(5,358)	386	(4,972)	(14,327)	(3,963)	(18,290)	3,450	469	3,919
Profit / (loss) from operations	(7,547)	634	(6,913)	23,260	2,414	25,674	17,046	2,079	19,125

Depreciation of Property, plant and equipment and amortization of Intangible assets	(6,061)	(474)	(6,535)	(10,539)	(994)	(11,533)	(8,458)	(883)	(9,341)
Net loss from Fair value adjustment of Investment property	(588)	(40)	(628)	(17,600)	(4,256)	(21,856)	—	—	—
Impairment of assets destroyed by fire	(14,162)	(126)	(14,036)	—	—	—	—	—	—

September 30,2024 (unaudited)	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,107,999	36,688	1,144,687
Cost of revenue	—	—	—	(869,700)	(31,110)	(900,810)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	109,073	12,229	121,302
Changes in net realizable value of agricultural produce after harvest	—	—	—	(17,043)	(2,410)	(19,453)
Margin on manufacturing and agricultural activities before operating expenses	—	—	—	330,329	15,397	345,726
General and administrative expenses	(19,754)	(1,831)	(21,585)	(73,975)	(4,983)	(78,958)
Selling expenses	1,314	(31)	1,283	(111,470)	(4,041)	(115,511)
Other operating (expense) / income, net	272	6	278	(13,403)	(3,102)	(16,505)
Profit / (loss) from operations	(18,168)	(1,856)	(20,024)	131,481	3,271	134,752

Depreciation of Property, plant and equipment and amortization of Intangible assets	(1,117)	(107)	(1,224)	(168,156)	(2,458)	(170,614)
Net loss from Fair value adjustment of Investment property	—	—	—	(18,188)	(4,296)	(22,484)
Imperment of assets destroyed by fire	—	—	—	(14,162)	126	(14,036)
Segment analysis for the nine-month period ended September 30, 2025 (unaudited)

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Revenue	180,839	174,654	223,594	579,087	459,892	—	1,038,979
Cost of revenue	(175,834)	(149,854)	(194,199)	(519,887)	(346,377)	—	(866,264)
Initial recognition and changes in fair value of biological assets and agricultural produce	(6,561)	15,602	21,400	30,441	49,616	—	80,057
Changes in net realizable value of agricultural produce after harvest	8,726	(16)	(2)	8,708	(609)	—	8,099
Margin on manufacturing and agricultural activities before operating expenses	7,170	40,386	50,793	98,349	162,522	—	260,871
General and administrative expenses	(16,257)	(14,544)	(11,314)	(42,115)	(21,355)	(31,901)	(95,371)
Selling expenses	(14,447)	(25,703)	(26,032)	(66,182)	(48,978)	(362)	(115,522)
Other operating (expense) / income, net	1,143	4,673	(49)	5,767	6,228	(238)	11,757
Profit / (loss) from operations	(22,391)	4,812	13,398	(4,181)	98,417	(32,501)	61,735

Depreciation of Property, plant and equipment and amortization of Intangible assets	(4,252)	(12,058)	(10,185)	(26,495)	(120,001)	(1,262)	(147,758)
Net gain from Fair value adjustment of Investment property	—	3,122	—	3,122	—	—	3,122
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(1,529)	7,868	(14,540)	(8,201)	25,863	—	17,662
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	(5,032)	7,734	35,940	38,642	23,753	—	62,395
Changes in net realizable value of agricultural produce after harvest (unrealized)	8,372	—	—	8,372	—	—	8,372
Changes in net realizable value of agricultural produce after harvest (realized)	354	(16)	(2)	336	(609)	—	(273)

As of September 30, 2025:
Farmlands and farmland improvements, net	446,887	182,251	2,534	631,672	88,896	—	720,568
Machinery, equipment, building and facilities, and other fixed assets, net	36,906	100,148	126,746	263,800	235,182	—	498,982
Bearer plants, net	1,204	—	—	1,204	410,473	—	411,677
Work in progress	2,551	15,976	8,781	27,308	23,066	—	50,374
Right of use asset	15,585	9,967	647	26,199	374,083	589	400,871
Investment property	—	34,208	—	34,208	—	—	34,208
Goodwill	9,483	5,763	—	15,246	4,106	—	19,352
Biological assets	39,161	47,031	41,493	127,685	107,022	—	234,707
Finished goods	60,252	22,680	18,431	101,363	119,360	—	220,723
Raw materials, Stocks held by third parties and others	63,897	79,087	16,828	159,812	26,751	—	186,563
Total segment assets	675,926	497,111	215,460	1,388,497	1,388,939	589	2,778,025
Borrowings	35,605	77,710	67,370	180,685	554,047	502,239	1,236,971
Lease liabilities	17,515	5,695	642	23,852	343,444	779	368,075
Total segment liabilities	53,120	83,405	68,012	204,537	897,491	503,018	1,605,046
Segment analysis for the nine-month period ended September 30, 2024 (unaudited)

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Revenue	175,065	199,035	209,248	583,348	524,651	—	1,107,999
Cost of revenue	(159,224)	(157,478)	(174,854)	(491,556)	(378,144)	—	(869,700)
Initial recognition and changes in fair value of biological assets and agricultural produce	28,954	31,927	6,661	67,542	41,531	—	109,073
Changes in net realizable value of agricultural produce after harvest	(17,583)	—	—	(17,583)	540	—	(17,043)
Margin on manufacturing and agricultural activities before operating expenses	27,212	73,484	41,055	141,751	188,578	—	330,329
General and administrative expenses	(16,195)	(11,391)	(8,271)	(35,857)	(18,364)	(19,754)	(73,975)
Selling expenses	(13,206)	(24,506)	(19,188)	(56,900)	(55,884)	1,314	(111,470)
Other operating (expense) / income, net	(5,358)	(14,327)	3,450	(16,235)	2,560	272	(13,403)
Profit / (loss) from operations	(7,547)	23,260	17,046	32,759	116,890	(18,168)	131,481

Depreciation of Property, plant and equipment and amortization of Intangible assets	(6,061)	(10,539)	(8,458)	(25,058)	(141,981)	(1,117)	(168,156)
Net loss from Fair value adjustment of Investment property	(588)	(17,600)	—	(18,188)	—	—	(18,188)
Transfer of revaluation surplus derived from the disposals of assets before taxes	9,024	—	—	9,024	—	—	9,024
Impairment of assets destroyed by fire	(14,162)	—	—	(14,162)	—	—	(14,162)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	18,544	11,934	(23,488)	6,990	(5,444)	—	1,546
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	10,410	19,993	30,149	60,552	46,975	—	107,527
Changes in net realizable value of agricultural produce after harvest (unrealized)	(1,834)	—	—	(1,834)	—	—	(1,834)
Changes in net realizable value of agricultural produce after harvest (realized)	(15,749)	—	—	(15,749)	540	—	(15,209)

As of December 31, 2024:
Farmlands and farmland improvements, net	432,826	176,516	2,454	611,796	80,357	—	692,153
Machinery, equipment, building and facilities, and other fixed assets, net	41,770	112,849	143,640	298,259	203,679	—	501,938
Bearer plants, net	1,292	—	—	1,292	326,278	—	327,570
Work in progress	468	6,276	4,009	10,753	16,175	—	26,928
Right of use assets	20,850	15,234	474	36,558	336,521	767	373,846
Investment property	28,193	5,349	—	33,542	—	—	33,542
Goodwill	10,397	6,319	—	16,716	3,526	—	20,242
Biological assets	79,363	102,098	42,864	224,325	69,620	—	293,945
Finished goods	40,345	32,623	20,553	93,521	94,633	—	188,154
Raw materials, Stocks held by third parties and others	44,809	18,446	16,390	79,645	21,865	—	101,510
Total segment assets	700,313	475,710	230,384	1,406,407	1,152,654	767	2,559,828
Borrowings	36,573	15,270	69,199	121,042	532,230	126,284	779,556
Lease liabilities	17,385	12,549	538	30,472	310,769	789	342,030
Total segment liabilities	53,958	27,819	69,737	151,514	842,999	127,073	1,121,586